Prospectus Supplement

October 1, 2018

Morgan Stanley Institutional Fund, Inc.

Supplement dated October 1, 2018 to the Morgan Stanley Institutional Fund, Inc. Prospectus dated April 30, 2018

International Advantage Portfolio

The section of the Prospectus entitled "Fund Summary—International Advantage Portfolio—Fund Management—Portfolio Managers" is hereby deleted and replaced with the following:

Information about the members jointly and primarily responsible for the day-to-day management of the Fund is shown below:

Name	Title with Adviser	Date Began Managing Fund
Kristian Heugh	Managing Director	December 2010
Wendy Wang	Executive Director	October 2018

The first paragraph of the section of the Prospectus entitled "Fund Management—Portfolio Management—International Advantage Portfolio" is hereby deleted and replaced with the following:

The Fund is managed by members of the Global Opportunity team. The team consists of portfolio managers and analysts. Current members of the team jointly and primarily responsible for the day-to-day management of the Fund are Kristian Heugh and Wendy Wang. Mr. Heugh is the lead portfolio manager and has been associated with the Adviser in an investment management capacity since 2001. Ms. Wang has been associated with the Adviser in an investment management capacity since 2012. In rendering investment advisory services to the Fund, the Adviser uses the portfolio management, research and other resources of a foreign (non-U.S.) affiliate of Morgan Stanley Investment Management that is not registered under the Investment Advisers Act of 1940, as amended, and may provide services to the Fund through a "participating affiliate" arrangement, as that term is used in relief granted by the staff of the SEC allowing U.S. registered investment advisers to use portfolio management or research resources of advisory affiliates subject to the regulatory supervision of the registered investment adviser.

Please retain this supplement for future reference.

  IFIIAPMPROSPT 10/18

Prospectus Supplement

October 1, 2018

Morgan Stanley Institutional Fund, Inc.

Supplement dated October 1, 2018 to the Morgan Stanley Institutional Fund, Inc. Prospectus dated June 8, 2018

International Advantage Portfolio (Class IS)

The section of the Prospectus entitled "Fund Summary—Fund Management—Portfolio Managers" is hereby deleted and replaced with the following:

Portfolio Managers. The Fund is managed by members of the Global Opportunity team. Information about the members jointly and primarily responsible for the day-to-day management of the Fund is shown below:

Name	Title with Adviser	Date Began Managing Fund
Kristian Heugh	Managing Director	December 2010
Wendy Wang	Executive Director	October 2018

The first two paragraphs of the section of the Prospectus entitled "Fund Management—Portfolio Management—International Advantage Portfolio" are hereby deleted and replaced with the following:

The Fund is managed by members of the Global Opportunity team. The team consists of portfolio managers and analysts. Current members of the team jointly and primarily responsible for the day-to-day management of the Fund are Kristian Heugh and Wendy Wang. Mr. Heugh is the lead portfolio manager and has been associated with the Adviser in an investment management capacity since 2001. Ms. Wang has been associated with the Adviser in an investment management capacity since 2012. In rendering investment advisory services to the Fund, the Adviser uses the portfolio management, research and other resources of a foreign (non-U.S.) affiliate of Morgan Stanley Investment Management that is not registered under the Investment Advisers Act of 1940, as amended, and may provide services to the Fund through a "participating affiliate" arrangement, as that term is used in relief granted by the staff of the SEC allowing U.S. registered investment advisers to use portfolio management or research resources of advisory affiliates subject to the regulatory supervision of the registered investment adviser.

The Fund's SAI provides additional information about the portfolio managers' compensation structure, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the Fund.

Please retain this supplement for future reference.

  IFIIAPMIRPROSPT 10/18

Statement of Additional Information Supplement

October 1, 2018

Morgan Stanley Institutional Fund, Inc.

Supplement dated October 1, 2018 to the Morgan Stanley Institutional Fund, Inc. Statement of Additional Information dated April 30, 2018

International Advantage Portfolio

The section of the Statement of Additional Information entitled "Investment Advisory and Other Services—Portfolio Managers—Other Accounts Managed by Portfolio Managers as of December 31, 2017 (unless otherwise indicated)—International Advantage" is hereby deleted and replaced with the following:

	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Fund and Portfolio Managers	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts
International Advantage
Kristian Heugh	3	$2.4 billion	12	$8.9 billion	14[4]	$815.0 million[4]
Wendy Wang**	0	$0	0	$0	0	$0

**  As of August 31, 2018.

The section of the Statement of Additional Information entitled "Investment Advisory and Other Services—Portfolio Managers—Securities Ownership of Portfolio Managers—International Advantage" is hereby deleted and replaced with the following:

Fund and Portfolio Managers	Fund Holdings
International Advantage
Kristian Heugh	Over $1 million
Wendy Wang**	None

**  As of August 31, 2018.

Please retain this supplement for future reference.

Statement of Additional Information Supplement

October 1, 2018

Morgan Stanley Institutional Fund, Inc.

Supplement dated October 1, 2018 to the Morgan Stanley Institutional Fund, Inc. Statement of Additional Information dated June 8, 2018

International Advantage Portfolio (Class IS)

The section of the Statement of Additional Information entitled "Investment Advisory and Other Services—Portfolio Managers—Other Accounts Managed by Portfolio Managers as of December 31, 2017 (unless otherwise indicated)—International Advantage" is hereby deleted and replaced with the following:

	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Fund and Portfolio Managers	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts
International Advantage
Kristian Heugh	3	$2.4 billion	12	$8.9 billion	14[8]	$815.0 million[8]
Wendy Wang**	0	$0	0	$0	0	$0

** As of August 31, 2018.

The section of the Statement of Additional Information entitled "Investment Advisory and Other Services—Portfolio Managers—Securities Ownership of Portfolio Managers—International Advantage" is hereby deleted and replaced with the following:

Fund and Portfolio Managers	Fund Holdings
International Advantage
Kristian Heugh	Over $1 million
Wendy Wang**	None

** As of August 31, 2018.

Please retain this supplement for future reference.